Other Assets (Details) (USD $)	1 Months Ended	12 Months Ended		12 Months Ended
	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2010 Debt securities	Dec. 31, 2010 Equity securities
Marketable securities:
Proceeds from sale of marketable debt securities				$ 174,200,000	$ 4,800,000
Realized gains on marketable debt securities sold				13,400,000	1,100,000
Other assets, details:
Straight-line rent assets, net of allowance of $34,457 and $35,190, respectively		266,620,000	206,862,000
Allowance on straight-line rent assets		34,457,000	35,190,000
Leasing costs, net		92,288,000	86,676,000
Deferred debt issuance costs, net		35,649,000	23,541,000
Goodwill		50,346,000	50,346,000
Marketable equity securities		17,053,000
Other		23,502,000	55,461,000
Total other assets		485,458,000	422,886,000
Other-than-temporary impairment on securities		5,400,000
Purchase of equity marketable securities	$ 22,400,000